          [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                May 1, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Enterprise Fund
         Rule 497(j) Filing (File Nos. 2-10559 and 811-630)

Ladies and Gentlemen:

     Van Kampen Enterprise Fund (the "Registrant") filed via EDGAR on April
27, 2001 a copy of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call me at (630) 684-8370.


                                    Very truly yours,

                                    /s/ Sara L. Badler

                                    Sara L. Badler
                                    Assistant Secretary